Bank Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
Schedule of Outstanding Balances of Bank Borrowings

Outstanding balances of bank borrowings as of December 31, 2024 and June 30, 2025 consist of the following:

	As of
	December 31, 2024	June 30, 2025
	US$	US$
Bank borrowings
Guaranteed(i)	433,991	412,386
Short-term bank borrowings(ii),(iii)	433,991	412,386

(i)	The bank borrowings were guaranteed by Mr. Shek Kin Pong, a director of the Company, and the HKMC Insurance Limited under a financing aid program for SMBs operating in Hong Kong.

(ii)	As of December 31, 2024 and June 30, 2025, the Company had bank borrowings amounted to US$433,991 and US$412,386, respectively, which contained repayment on demand clauses. Accordingly, they have been classified as current liabilities. For the purpose of the illustration, such bank borrowings are included within short-term bank borrowings and represented as bank borrowings repayable on demand.

(iii)	The bank borrowings are all denominated in HK$.

Schedule of Bank Borrowings

Bank borrowings as at December 31, 2024 and June 30, 2025 are as follows:

					Balance as at
Lender	Type	Maturity date	Currency	Interest rate	December 31, 2024	June 30, 2025
					US$	US$
The Hongkong and Shanghai Banking Corporation Limited	Term loan	8 years with repayable on demand clause	HK$	Fixed rate at 2.75%	433,991	412,386

Schedule of Contractual Repayment

As of June 30, 2025, the contractual repayment schedule is as follows:

US$
Year ending June 30, 2026	34,780
Year ending June 30, 2027	106,447
Year ending June 30, 2028	109,685
Year ending June 30, 2029	113,021
Year ending June 30, 2030	48,453
Total bank borrowings	412,386